Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2023
Intangible assets [Abstract]
Schedule of Intangible Assets	Intangible assets, net consist of the following:
	September 30, 2023	September 30, 2022
	US$	US$
University relationship	377,587	377,587
Education license/certificate	28,240	28,240
In-process course curriculum	26,067	26,067
Accreditations and licensing*	2,202,793	-
Accredited curriculum	1,670,461	-
Articulation agreement	53,793	-
Brand related assets*	552,580	-
Total	4,911,521	431,894
Less: Accumulated depreciation	(225,293)	(33,100)
Intangible assets, net	4,686,228	398,794

* (Indefinite-lived assets, not subject to amortization)